[ING LETTERHEAD]

May 2, 2014

Naseem Nixon
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C., 20549-4644

Re:	Separate Account B of ING USA Annuity and Life Insurance Company
File Nos. 333-28755, 811-05626
Prospectus Name: ING GoldenSelect Premium Plus

Dear Ms. Nixon:

We are making this filing, Post-Effective Amendment No. 56 to the Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company and its Separate Account B, which concerns the above-referenced offering of securities.

The purpose of this filing is to supplement the prospectus dated May 1, 2014. The prospectus supplement discloses an optional offer we intend to make to eligible contract owners who purchased the Minimum
Guaranteed Income Benefit Rider (“MGIB Rider”). Pursuant to the offer we will:

  Waive the MGIB Rider’s ten-year waiting period and enhance the MGIB Benefit Base, and consequently the income payments, for those contract owners that elect to annuitize under the
  MGIB Rider on a special exercise date.
  Waive the MGIB Rider’s ten-year waiting period for contract anniversaries occurring on or after
  January 15, 2015.

Please note that, we are offering to enhance the benefit base used to determine annuity payments under the MGIB Rider and to waive certain waiting periods to annuitize under the MGIB Rider. It is not an offer to enhance a contractholder’s cash surrender value in exchange for surrendering the contract.

We have bracketed certain items within the supplement that have not yet been finalized. All bracketed items in the prospectus supplement will be completed by post-effective amendment.

We respectfully request selective review.

The registrant hereby acknowledges that:

  The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
  Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

Naseem Nixon May 2, 2014 Page 2

  The registrant may not assert staff comments as a defense in any proceeding initiated by the
  Commission or any person under the federal securities laws of the United States.

Please call me, at (610) 425-3447, with your questions or comments or e-mail me: nicholas.morinigo@us.ing.com. Respectfully,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel

ING USA Annuity and Life Insurance Company 1475 Dunwoody Drive West Chester, PA 19380 Tel: (610) 425-3447 Fax: (610) 425-3520